Costs applicable to sales (Tables)	12 Months Ended
Dec. 31, 2017
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Detailed Information About Cost Of Sales [Text block] [Text Block]
This caption is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and in-process	446,503	544,325	660,763
Beginning balance of provision for net realizable value, note 8(b)	(84,374)	(90,298)	(163,094)
Consumption of supplies	240,881	228,376	210,384
Personnel expenses	99,702	87,258	102,867
Other services	66,408	73,779	82,787
Maintenance	24,033	36,213	38,646
Power	23,565	27,270	27,713
Depreciation and amortization	87,783	140,712	223,142
Workers' profit participation	1,242	12,394	28,852
Reclamation expenses related to leach pads, note 12(b)	124,124	78,494	-
Ending balance of provision for net realizable value, note 8(b)	62,540	84,374	90,298
Ending balance of finished goods and in-process	(345,489)	(446,503)	(544,325)
	746,918	776,394	758,033